Risk management - Spain Portfolio Overview (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continental Europe
Credit risk
Credit risk with customers	€ 337,768	€ 331,706	€ 321,395
Spain | Continental Europe
Credit risk
Credit risk with customers	€ 172,176	€ 172,974	€ 173,032
Total risk exposure (as a percent)	20.70%
Decrease in credit risk on loan commitments and financial guarantee contracts percentage	0.50%
Nonperforming
Credit risk
Credit risk with customers	€ 28,104
Non-performing rate (as a percent)	3.38%
Percentage decrease in non-performing loans ratio	0.55%
Percentage decrease in non-performing loans (NPLs)	16.00%
Nonperforming | Continental Europe
Credit risk
Non-performing rate (as a percent)	4.50%	5.92%	7.27%
Nonperforming | Spain | Continental Europe
Credit risk
Non-performing rate (as a percent)	4.72%	5.41%	6.53%
Percentage decrease in non-performing loans ratio	0.69%
Percentage increase in non-performing loans ratio due to fall in lending	3.00%
Percentage decrease in non-performing loans ratio due to better NPL figure	0.72%
Nonperforming | Spain | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Continental Europe
Credit risk
Percentage decrease in non-performing loans (NPLs)	19.00%